Contingencies and guarantees	12 Months Ended
Dec. 31, 2020
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Contingencies and guarantees
31. Contingencies and guarantees
Security incidents
In 2016, the Group was notified of (a) a security incident at a number of Kimpton hotels that resulted in unauthorised access to guest payment card data, and (b) security incidents at a number of IHG branded hotels including the installation of malware on servers that processed payment cards used at restaurants and bars of 12 IHG managed properties, together the Security Incidents.
The Group may be exposed to investigations regarding compliance with applicable State and Federal data security standards, and legal action from individuals and organisations impacted by the Security Incidents. Due to the general nature of the regulatory inquiries received and class action filings to date, other than described below, it is not practicable to make a reliable estimate of the possible financial effects of any such claims on the Group at this time. These contingent liabilities are potentially recoverable under the Group’s insurance programmes, although specific agreement will need to be reached with the relevant insurance providers at the time any claim is made.
To date, four lawsuits have been filed against IHG entities relating to the Security Incidents, with one subsequently withdrawn in 2018. Settlement in respect of one lawsuit was agreed in 2019, and a further lawsuit was settled on 2 September 2020. Both of these settlements are expected to be paid under the Group’s insurance programmes.
The fourth lawsuit remains open. The claimant alleges that security failures allowed customers’ financial information to be compromised. The likelihood of a favourable or unfavourable result cannot be reasonably determined and it is not possible to determine whether any loss is likely or to estimate the amount of any loss.
A separate claim was filed in 2019 against Kimpton. The allegations relate to a breach of the reservation system previously used by Kimpton. The likelihood of a favourable or unfavourable result cannot be reasonably determined and it is not possible to determine whether any loss is likely or to estimate the amount of any loss.
Litigation
From time to time, the Group is subject to legal proceedings the ultimate outcome of each being always subject to many uncertainties inherent in litigation. These legal claims and proceedings are in various stages and include disputes related to specific hotels where the potential materiality is not yet known; such proceedings, either individually or in the aggregate, have not in the recent past and are not likely to have a significant effect on the Group’s financial position or profitability.
Two claims were filed on 19 March 2018 and 6 December 2018 against the Group and other hotel companies, alleging violations of anti-trust regulations. One of the matters is a class action, and both suits allege that the defendant hotel companies conspired to eliminate competitive branded keyword search advertising in the hotel industry, which allegedly raised prices for hotel rooms in violation of applicable law. The Group disputes the allegations. The likelihood of a favourable or unfavourable result cannot be reasonably determined and it is not possible to determine whether any loss is likely or to estimate the amount of any loss.
The Group has also given warranties in respect of the disposal of certain of its former subsidiaries. It is the view of the Directors that, other than to the extent that liabilities have been provided for in these Group Financial Statements (see note 21), it is not possible to quantify any loss to which these proceedings or claims under these warranties may give rise, however, as at the date of reporting, the Group does not believe that the outcome of these matters will have a material effect on the Group’s financial position.
Third-party bank loans
In limited cases, the Group may guarantee part of mortgage loans made to facilitate third-party ownership of hotels under IHG management or franchise agreements. These guarantee arrangements are treated as insurance contracts as IHG is insuring the bank against default by the hotel, with a liability only being recognised in the event that a payout becomes probable. At 31 December 2020, there were guarantees of up to $56m in place (2019: $55m). During 2020, the underlying mortgage loans have been subject to periods of forbearance, deferring debt service payments; and/or, in the case of several loans, have been modified to be interest only through a given time period.
The largest guarantee is $21m; the underlying managed hotel is temporarily closed and is currently subject to a principal and interest forbearance agreement. Although an entity of the Group is severally liable for this amount, there is a cross-indemnity that the Group would seek to pursue for the other partners’ share of any amount funded under the guarantee.
Other
At 31 December 2020, the Group had outstanding letters of credit of $43m (2019: $33m) mainly relating to the Group’s Captive (see note 21). The letters of credit do not have set expiry dates, but are reviewed and amended as required.
The Group has made business insurance claims in relation to a small number of owned, leased and managed properties relating to the impact of
Covid-19.
It is not currently possible to determine the amounts which may be recovered.